Restricted Net Assets - Additional Information (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2023 CNY (¥)
Restrictions for Consolidated and Unconsolidated Subsidiaries [Abstract]
Percentage of annual appropriations net of tax income prior to payment of dividends as the statutory general reserve	10.00%
Restricted net assets	¥ 7,859,193
Percentage of restricted net assets	56.70%